Employee and Retiree Benefits (Unrecognized Amounts Included in AOCI) (Details) - USD ($) $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Compensation and Retirement Disclosure [Abstract]
Prior service credit	$ (34,139)	$ (13,279)
Net actuarial loss	15,648	16,410
Accumulated other comprehensive income	$ (18,491)	$ 3,131